Supplemental information on oil and gas producing activities - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Sales		$ 50,631,272	$ 30,141,662	$ 42,070,018
Transfers		12,617,680	7,025,839	11,564,358
Total		63,248,952	37,167,501	53,634,376
Production costs	[1]	12,554,338	12,753,880	9,336,387
Depreciation, depletion and amortization	[2]	6,623,891	6,393,506	6,049,543
Other production costs	[3]	21,156,904	14,005,669	21,550,907
Exploration expenses	[4]	960,247	689,204	763,562
Other expenses	[5]	3,090,128	2,227,481	4,163,241
Total		44,385,508	36,069,740	41,863,640
Income before income tax expense		18,863,444	1,097,761	11,770,736
Income tax expense		(5,652,743)	(233,255)	(2,107,363)
Results of operations for exploration and production activities		$ 13,210,701	$ 864,506	$ 9,663,373

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2021, 2020 and 2019 of $292,329, $213,925, and $198,394, respectively.
[2]	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2021, 2020 and 2019 in depreciation, depletion, and amortization, were $887,725, $639,123, and $272,147, respectively.
[3]	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[5]	Corresponds to administration, marketing expenses and impairment.